Key Sources of Estimation Uncertainty (Details)	12 Months Ended
Dec. 31, 2023
Bottom of range [member]
Key Sources of Estimation Uncertainty [Line Items]
Useful lives of these buildings, machinery and equipment	5 years
Top of range [member]
Key Sources of Estimation Uncertainty [Line Items]
Useful lives of these buildings, machinery and equipment	30 years